Organization and Business Description (Details)						12 Months Ended
	Jan. 27, 2025 USD ($) $ / shares shares	Jan. 25, 2025 $ / shares shares	Jan. 24, 2025 $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Jan. 24, 2024 $ / shares shares	Mar. 31, 2025 HKD ($) $ / shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($) $ / shares	Sep. 30, 2025 $ / shares	Mar. 20, 2023 $ / shares	Jan. 06, 2023 shares	Jun. 06, 2014
Organization and Business Description [Line items]
Number of shares (in Shares) | shares											20,000
Shares issued (in Shares) | shares	2,300,000
Par value | (per share)
share price | $ / shares		$ 4		$ 4
Purchase additional ordinary shares (in Shares) | shares			300,000
Gross proceeds (in Dollars)	$ 9,200,000			$ 9,200,000		$ 71,462,841	$ 9,185,573
Par share | $ / shares	$ 4	$ 4	$ 4	$ 4
Shares issued (in Dollars) | $						$ 71,462,841
TJGC Group Limited [Member]
Organization and Business Description [Line items]
TJGC group owns												100.00%
IPO [Member]
Organization and Business Description [Line items]
Shares issued (in Shares) | shares				2,000,000
share price | $ / shares				$ 4
Purchase additional ordinary shares (in Shares) | shares		300,000
Gross proceeds (in Dollars) | $	$ 9,200,000
Shares issued (in Dollars) | $				$ 2,000,000
IPO [Member] | Common Stock [Member]
Organization and Business Description [Line items]
Par value | $ / shares
Over-Allotment Option [Member] | R.F. Lafferty & Co., Inc. [Member]
Organization and Business Description [Line items]
share price | $ / shares			$ 4
Purchase additional ordinary shares (in Shares) | shares			300,000		300,000
Par share | $ / shares					$ 4